Schedule of Investments
April 30, 2026 (unaudited)
Ranger Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.61%

Aircraft Parts & Auxiliary Equipment, NEC - 1.65%
Karman Holdings, Inc. (2)	5,250	356,895

Apparel Retailers - 1.05%
Boot Barn Holdings, Inc. (2)	1,325	227,171

Banks - 3.93%
Bank OZK	4,785	230,446
Coastal Financial Corp. (2)	1,800	136,116
Triumph Financial, Inc. (2)	7,153	484,115

		850,677

Biotechnology - 8.92%
ADMA Biologics, Inc. (2)	31,840	326,360
ANI Pharmaceuticals, Inc. (2)	4,575	363,484
Charles River Laboratories International, Inc. (2)	1,245	207,878
Ligand Pharmaceuticals, Inc. (2)	3,575	820,284
Medpace Holdings, Inc. (2)	505	211,423

		1,929,428

Bottled & Canned Soft Drinks & Carbonated Waters - 1.36%
Celsius Holdings, Inc. (2)	8,775	294,577

Building Materials: Other - 4.69%
TopBuild Corp. (2)	1,115	493,611
Simpson Manufacturing Co., Inc.	2,730	520,693

		1,014,303

Building: Climate Control - 1.96%
AAON, Inc.	4,540	423,627

Commercial Vehicle - Equipment Leasing - 0.90%
WillScot Mobile Mini Holdings Corp.	8,570	194,025

Commercial Vehicles and Parts - 1.93%
Federal Signal Corp.	3,385	416,795

Computer Services - 0.95%
Workiva, Inc. Class A (2)	3,850	205,898

Construction - Special Trade Contractors - 2.20%
Argan, Inc.	710	475,686

Crude Petroleum & Natural Gas - 1.54%
Permian Resources Corp.	15,380	332,516

Electronic Equipment: Gauges and Meters - 1.21%
Mesa Laboratories, Inc.	2,619	261,900

Electric Services - 1.20%
Ormat Technologies, Inc. (2)	2,265	260,249

Electric Utilities - 2.21%
Excelerate Energy, Inc	13,721	478,863

Engines & Turbines - 1.75%
BWX Technologies, Inc.	1,750	378,683

Finance Services - 2.16%
Chime Financial, Inc. (2)	21,395	467,695

Health Care Management Services - 2.28%
HealthEquity, Inc. (2)	6,019	493,739

Heavy Construction Other Than Building Construction - Contractors - 2.26%
Sterling Infrastructure, Inc. (2)	947	488,292

Home Construction - 1.23%
Champion Homes, Inc. (2)	3,485	265,662

Household Appliances - 2.42%
SharkNinja, Inc. (2)	4,534	523,813

Investment Advice - 2.30%
Lazard Ltd.	10,255	497,368

Medical Equipment - 0.00%
LeMaitre Vascular, Inc.	2,865	314,434
Merit Medical Systems, Inc. (2)	2,460	167,723

		482,157

Motors & Generators - 1.38%
American Superconductor Corp. (2)	5,570	298,218

Motor Vehicle Parts & Accessories - 1.49%
Modine Manufacturing Co. (2)	1,268	322,871

Oil & Gas Field Machinery & Equipment - 2.84%
Solaris Energy Infrastructure, Inc. (2)	8,330	615,087

Oil & Gas Field Services, NEC - 4.24%
Oceaneering International, Inc. (2)	14,050	527,437
WaterBridge Infrastructure LLC	12,950	390,313

		917,750

Ophthalmic Goods - 1.50%
Warby Parker, Inc. (2)	14,635	323,726

Radio & Tv Broadcasting & Communications Equipment - 1.34%
Planet Labs PBC (2)	7,825	289,290

Real Estate Agents & Managers (For Others) - 1.95%
Jones Lang LaSalle, Inc. (2)	1,325	421,522

Refuse Systems - 2.21%
Casella Waste Systems, Inc. (2)	6,025	477,481

Restaurants and Bars - 3.33%
Texas Roadhouse, Inc.	3,000	482,970
Wingstop, Inc.	1,445	237,067

		720,037

Semiconductors & Related Devices - 3.40%
MACOM Technology Solutions Holdings, Inc. (2)	2,615	736,410

Semiconductors & Semiconductor Equipment - 2.10%
Rambus, Inc. (2)	3,955	455,260

Services-Membership Sports & Recreation Clubs - 0.93%
Life Time Group Holdings, Inc. (2)	7,525	201,745

Professional Business Support Services - 4.87%
Paylocity Holding Corp. (2)	3,230	340,733
UL Solutions, Inc.	7,880	713,061

		1,053,794

Software - 7.27%
AppFolio, Inc. Class A (2)	1,070	178,786
nCino, Inc. (2)	13,715	239,738
PDF Solutions, Inc. (2)	15,555	666,532
Pegasystems, Inc.	13,337	487,467

		1,572,524

Surgical & Medical Instruments & Apparatus - 1.77%
Stevanato Group SpA (2)	22,575	383,775

Transaction Processing Services - 1.10%
i3 Verticals, Inc. (2)	10,596	238,940

Trucking - 3.59%
SAIA, Inc. (2)	1,730	776,459

Total Common Stocks	(Cost $ 19,205,056)	21,124,905

Short-Term Investment - 2.62%

Fidelity Money Market Funds Fidelity Investments Money Market Treasury Portfolio - 3.66% (3)	567,871	567,871

Total Short-Term Investment	(Cost $ 567,871)	567,871

Total Investments - 100.23%	(Cost $ 19,772,928)	21,692,776

Liabilities Less Other Assets - (0.23%)		(50,661)

Total Net Assets - 100.00%		21,642,115

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$21,692,776	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,692,776	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2026.
SpA - "Società per Azioni," which is an Italian term for a public limited company.
ADR - American Depositary Receipts.